Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,931,170	$ 7,108,387
Less: Accumulated depreciation and amortization	(6,637,603)	(5,740,027)
Property and equipment, net	293,567	1,368,360
Depreciation expense	1,048,398	1,829,963	1,941,761
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	844,028	866,517
Telecommunications equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,715,398	4,835,937
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,371,744	$ 1,405,933